Stockholders' Equity (Changes In Accumulated Other Comprehensive Loss Due To Derivative Instruments And Hedging Activities) (Parenthetical) (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Unrealized gain on interest rate swaps, tax portion	$ (59)	$ (45)